Disaggregated Revenues - Schedule of Company’s Breakdown of Export Revenue Destination (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 26,530,232	$ 23,149,231
Breakdown of export revenue destination percentage	100.00%	100.00%
United States [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 15,093,633	$ 16,447,419
Breakdown of export revenue destination percentage	5689.00%	71.05%
Canada [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 213,254	$ 935,807
Breakdown of export revenue destination percentage	0.80%	4.04%
France [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 20,232	$ 60,860
Breakdown of export revenue destination percentage	0.08%	0.26%
United Kingdom [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 1,512,267	$ 1,558,376
Breakdown of export revenue destination percentage	5.70%	6.73%
The Netherlands [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 926,938	$ 1,618,362
Breakdown of export revenue destination percentage	3.49%	7.00%
Mexico [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 7,110,033	$ 6,652
Breakdown of export revenue destination percentage	26.80%	0.03%
Others (Note) [Member]
Schedule of Company’s Breakdown of Export Revenue Destination [Line Items]
Breakdown of export revenue destination	$ 1,653,875	$ 2,521,755
Breakdown of export revenue destination percentage	6.24%	10.89%